Label	Element	Value
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $656.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)